10-K Shareholders' Equity - Common Stock Shares Reserved for Issuances (Details)	Dec. 31, 2022 shares
Class Of Stock [Line Items]
Shares reserved for issuance	6,444,783
Restricted Stock Units Performance Share Units and Warrants [Member]
Class Of Stock [Line Items]
Shares reserved for issuance	2,233,831
2016 Incentive Award Plan [Member]
Class Of Stock [Line Items]
Shares reserved for issuance	3,262,941
Employee Share Purchase Plan 2020 [Member]
Class Of Stock [Line Items]
Shares reserved for issuance	948,011